Goodwill And Intangible Assets - Summary of Allocation of Goodwill to Operating Segments (Details) - USD ($) $ in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of operating segments [line items]
Goodwill allocated to operating segments	$ 1,182	$ 875	$ 882
Total
Disclosure of operating segments [line items]
Goodwill allocated to operating segments	1,065	758
Operating Segments With Significant Goodwill
Disclosure of operating segments [line items]
Goodwill allocated to operating segments	989	692
Financial Services
Disclosure of operating segments [line items]
Goodwill allocated to operating segments	177	177
Retail
Disclosure of operating segments [line items]
Goodwill allocated to operating segments	112	112
Communication
Disclosure of operating segments [line items]
Goodwill allocated to operating segments	81	81
Energy, Utilities, Resources and Services
Disclosure of operating segments [line items]
Goodwill allocated to operating segments	156	139
Manufacturing
Disclosure of operating segments [line items]
Goodwill allocated to operating segments	349	69
Life Sciences
Disclosure of operating segments [line items]
Goodwill allocated to operating segments	114	114
Operating Segments Without Significant Goodwill
Disclosure of operating segments [line items]
Goodwill allocated to operating segments	$ 76	$ 66